Regulatory Requirements And Capital Ratios (Tables)	12 Months Ended
Dec. 31, 2015
Regulatory Capital Requirements [Abstract]
Schedule Of Capital Amounts And Ratios

December 31, 2015	Actual		Minimum Required - Basel III Phase-In Schedule		Minimum Required - Basel III Fully Phased-In (*)		Required to be Considered Well Capitalized
	Capital Amount	Ratio	Capital Amount	Ratio	Capital Amount	Ratio	Capital Amount	Ratio

CET 1 Capital
City Holding Company	$345,620	13.7%	$113,919	4.5%	$177,207	7.0%	$164,549	6.5%
City National Bank	264,812	10.5%	113,209	4.5%	176,103	7.0%	163,524	6.5%
Tier 1 Capital
City Holding Company	361,620	14.3%	151,891	6.0%	215,180	8.5%	202,522	8.0%
City National Bank	288,752	11.5%	150,945	6.0%	213,839	8.5%	201,260	8.0%
Total Capital
City Holding Company	382,180	15.1%	202,522	8.0%	265,810	10.5%	253,152	10.0%
City National Bank	308,804	12.3%	201,260	8.0%	264,154	10.5%	251,575	10.0%
Tier 1 Leverage Ratio
City Holding Company	361,620	10.2%	142,521	4.0%	142,521	4.0%	178,151	5.0%
City National Bank	288,752	8.1%	141,874	4.0%	141,874	4.0%	177,343	5.0%

(*) Represents the minimum required capital levels as of January 1, 2019 when Basel III Capital Rules have been fully phased in.

December 31, 2014:	Actual		Minimum Required for Capital Adequacy Purposes		Required to be Considered Well Capitalized
	Capital Amount	Ratio	Capital Amount	Ratio	Capital Amount	Ratio

Tier 1 Capital
City Holding Company	$333,163	13.4%	$99,723	4.0%	$149,585	6.0%
City National Bank	294,870	11.9%	99,037	4.0%	148,556	6.0%
Total Capital
City Holding Company	353,873	14.2%	199,446	8.0%	249,308	10.0%
City National Bank	315,095	12.7%	198,074	8.0%	247,593	10.0%
Tier 1 Leverage Ratio
City Holding Company	333,163	9.9%	134,721	4.0%	168,402	5.0%
City National Bank	294,870	8.8%	133,991	4.0%	167,489	5.0%